LOANS, FINANCING AND DEBENTURES - Composition of loans and financing (Details) - BRL (R$) R$ in Thousands		Mar. 31, 2022	Dec. 31, 2021
LOANS, FINANCING AND DEBENTURES
Current		R$ 8,184,832	R$ 8,234,753
Non-Current		33,453,966	35,780,892
Foreign currency excluding bonus and other
LOANS, FINANCING AND DEBENTURES
Current		223,781	257,676
Non-Current		R$ 840,795	R$ 1,070,000
World Bank
LOANS, FINANCING AND DEBENTURES
Interest (as a percent)		2.41%	2.41%
Current		R$ 125,683	R$ 149,904
Non-Current		R$ 63,092	R$ 148,214
Kreditanstalt fur Wiederaufbau (KFW)
LOANS, FINANCING AND DEBENTURES
Interest (as a percent)		3.89%	4.77%
Current		R$ 60,989	R$ 65,423
Non-Current		R$ 455,810	R$ 542,639
Banco Interamericano de Desenvolvimento - BID
LOANS, FINANCING AND DEBENTURES
Interest (as a percent)		1.31%	1.22%
Current		R$ 37,109	R$ 42,349
Non-Current		321,893	379,147
Bonus
LOANS, FINANCING AND DEBENTURES
Current		39,617	120,345
Non-Current		R$ 5,837,546	R$ 6,871,521
Expires 2/4/2025
LOANS, FINANCING AND DEBENTURES
Interest (as a percent)		3.63%	3.63%
Current		R$ 13,596	R$ 41,302
Non-Current		R$ 2,351,413	R$ 2,767,841
Expires 02/04/2030
LOANS, FINANCING AND DEBENTURES
Interest (as a percent)		4.63%	4.63%
Current		R$ 26,021	R$ 79,043
Non-Current		3,486,133	4,103,680
National Currency
LOANS, FINANCING AND DEBENTURES
Current		5,961,002	6,102,722
Non-Current		R$ 16,997,426	R$ 18,042,990
RGR Return
LOANS, FINANCING AND DEBENTURES
Interest (as a percent)		5.00%	5.00%
Current		R$ 250,802	R$ 250,802
Non-Current		R$ 940,508	R$ 1,003,208
RGR Subsidiaries
LOANS, FINANCING AND DEBENTURES
Interest (as a percent)		5.00%	5.00%
Current		R$ 83,043	R$ 83,275
Non-Current		R$ 581,089	R$ 602,157
RGR CCEE
LOANS, FINANCING AND DEBENTURES
Interest (as a percent)		5.00%	5.00%
Current		R$ 30,228	R$ 11,187
BNDES
LOANS, FINANCING AND DEBENTURES
Interest (as a percent)		6.13%	5.63%
Current		R$ 459,631	R$ 458,015
Non-Current		R$ 4,557,589	R$ 4,668,486
Caixa Economica Federal
LOANS, FINANCING AND DEBENTURES
Interest (as a percent)		9.25%	8.22%
Current		R$ 680,102	R$ 806,317
Non-Current		R$ 3,034,135	R$ 3,072,622
Bank of Brazil
LOANS, FINANCING AND DEBENTURES
Interest (as a percent)		8.61%	6.92%
Current		R$ 806,926	R$ 957,151
Non-Current		R$ 977,188	R$ 1,079,149
Bradesco
LOANS, FINANCING AND DEBENTURES
Interest (as a percent)	[1]	5.27%	7.18%
Current	[1]	R$ 339,736	R$ 265,124
Non-Current	[1]	R$ 966,667	R$ 1,077,681
Petrobras.
LOANS, FINANCING AND DEBENTURES
Interest (as a percent)		1.91%	1.91%
Current		R$ 2,274,219	R$ 2,199,910
Non-Current		R$ 2,928,570	R$ 3,327,920
BR Distribuidora
LOANS, FINANCING AND DEBENTURES
Interest (as a percent)		2.21%	2.21%
Current		R$ 22,618	R$ 21,941
Non-Current		R$ 28,079	R$ 31,908
State Grid
LOANS, FINANCING AND DEBENTURES
Interest (as a percent)		5.01%	5.01%
Current		R$ 76,328	R$ 91,196
Non-Current		R$ 614,280	R$ 647,597
Ita
LOANS, FINANCING AND DEBENTURES
Interest (as a percent)		12.78%	9.15%
Current		R$ 4,863	R$ 4,017
Non-Current		R$ 500,000	R$ 500,000
Banco do Nordeste do Brasil
LOANS, FINANCING AND DEBENTURES
Interest (as a percent)		6.08%	7.18%
Current		R$ 67,247	R$ 66,187
Non-Current		R$ 978,538	R$ 987,810
BASA
LOANS, FINANCING AND DEBENTURES
Interest (as a percent)		7.85%	8.52%
Current		R$ 12,594	R$ 12,425
Non-Current		341,715	344,624
Cigas
LOANS, FINANCING AND DEBENTURES
Current		397,012	393,920
Non-Current		R$ 183,974	R$ 193,249
Other Financial Institutions
LOANS, FINANCING AND DEBENTURES
Interest (as a percent)		10.28%	6.51%
Current		R$ 455,653	R$ 481,255
Non-Current		365,094	506,579
Bradesco BBI [Member]
LOANS, FINANCING AND DEBENTURES
Non-Current		1,004,706
Debentures
LOANS, FINANCING AND DEBENTURES
Current		1,960,432	1,754,010
Non-Current		9,778,199	9,796,381
DI | Eletrobras - Due 4/25/2022
LOANS, FINANCING AND DEBENTURES
Current		R$ 1,142,127	R$ 1,113,080
Spread (as a percent)		0.70%	0.70%
DI | Eletrobras - Due 4/25/2024
LOANS, FINANCING AND DEBENTURES
Current		R$ 86,845	R$ 27,053
Non-Current		R$ 2,200,000	R$ 2,200,000
Spread (as a percent)		1.00%	1.00%
DI | Eletrobras - Due 4/25/2026
LOANS, FINANCING AND DEBENTURES
Current		R$ 40,259	R$ 12,567
Non-Current		R$ 1,000,000	R$ 1,000,000
Spread (as a percent)		1.20%	1.20%
DI | Eletrobras - Due 04/15/2026
LOANS, FINANCING AND DEBENTURES
Current		R$ 59,617	R$ 24,304
Non-Current		R$ 1,200,000	R$ 1,200,000
Spread (as a percent)		1.80%	1.80%
DI | CGT Eletrosul Due 09/16/2024
LOANS, FINANCING AND DEBENTURES
Current		R$ 1,217	R$ 5,245
Non-Current		R$ 214,485	R$ 214,465
Spread (as a percent)		1.78%	1.78%
IPCA | Eletrobras - Due 5/15/2029
LOANS, FINANCING AND DEBENTURES
Current		R$ 16,145	R$ 5,447
Non-Current		R$ 839,726	R$ 820,619
Spread (as a percent)		5.18%	5.18%
IPCA | Eletrobras - Due 04/15/2031
LOANS, FINANCING AND DEBENTURES
Current		R$ 36,253	R$ 16,232
Non-Current		R$ 1,638,459	R$ 1,601,176
Spread (as a percent)		4.91%	4.91%
IPCA | Furnas - Due 11/15/2029
LOANS, FINANCING AND DEBENTURES
Current		R$ 11,794	R$ 2,340
Non-Current		R$ 922,035	R$ 897,225
Spread (as a percent)		4.08%	4.08%
IPCA | Chesf - Expiration 1/15/2029
LOANS, FINANCING AND DEBENTURES
Current		R$ 15,341	R$ 14,474
Non-Current		R$ 134,635	R$ 141,445
Spread (as a percent)		7.03%	7.03%
IPCA | CGT Eletrosul - Due 09/15/2028
LOANS, FINANCING AND DEBENTURES
Current		R$ 9,600	R$ 11,098
Non-Current		R$ 108,503	R$ 110,316
Spread (as a percent)		6.80%	6.80%
IPCA | CGT Eletrosul - Due 11/15/2028
LOANS, FINANCING AND DEBENTURES
Current		R$ 3,762	R$ 597
Non-Current		R$ 336,166	R$ 327,752
Spread (as a percent)		3.75%	3.75%
IPCA | CGT Eletrosul - Due 09/17/2029
LOANS, FINANCING AND DEBENTURES
Current		R$ 4,755	R$ 2,118
Non-Current		R$ 192,245	R$ 187,271
Spread (as a percent)		5.35%	5.35%
CDI | Furnas - Due 11/15/2024
LOANS, FINANCING AND DEBENTURES
Current		R$ 108,625	R$ 95,608
Non-Current		R$ 360,000	R$ 360,000
Spread (as a percent)		117.60%	117.60%
CDI | Eletronorte - Due 08/04/2024
LOANS, FINANCING AND DEBENTURES
Current		R$ 170,950	R$ 170,657
Non-Current		R$ 236,112	R$ 277,778
Spread (as a percent)		2.75%	2.75%
CDI | Eletronorte - Due 10/20/2024
LOANS, FINANCING AND DEBENTURES
Current		R$ 253,142	R$ 253,190
Non-Current		R$ 395,833	R$ 458,334
Spread (as a percent)		2.60%	2.60%
TJLP (long-term interest rate) | Bradesco
LOANS, FINANCING AND DEBENTURES
Non-Current		R$ 301,697

[1]	The balance corresponds to the loan of R$ 301,697 from Furnas with Bradesco and R$ 1,004,706 from Eletronorte with Bradesco BBI.